Commitments and contingencies (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	$ 252,624
Tax Assesment, Penalties Expense	364,466
Tax Assesments, penalties and interest expenses	617,090
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	15,909
Tax Assesment, Penalties Expense	54,053
Tax Assesments, penalties and interest expenses	69,962
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	6,545
Tax Assesment, Penalties Expense	59,454
Tax Assesments, penalties and interest expenses	65,999
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesment, Penalties Expense	17,809
Tax Assesments, penalties and interest expenses	30,185
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesment, Penalties Expense	12,968
Tax Assesments, penalties and interest expenses	33,765
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	58,495
Tax Assesment, Penalties Expense	49,112
Tax Assesments, penalties and interest expenses	107,607
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	65,997
Tax Assesment, Penalties Expense	107,139
Tax Assesments, penalties and interest expenses	173,136
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesment, Penalties Expense	63,931
Tax Assesments, penalties and interest expenses	112,986
Year 2014 - 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	23,450
Tax Assesment, Penalties Expense	0
Tax Assesments, penalties and interest expenses	$ 23,450